Unsecured senior notes (Tables) - Unsecured senior notes	12 Months Ended
Mar. 31, 2016
Unsecured senior notes
Summary of the unsecured senior notes

The following table provides a summary of the Company's unsecured senior notes as of March 31, 2016:

	Amounts	Effective interest rate
	(in millions of RMB)
US$300 million floating rate notes due 2017	1,940	1.22%
US$1,000 million 1.625% notes due 2017	6,462	1.73%
US$2,250 million 2.500% notes due 2019	14,506	2.64%
US$1,500 million 3.125% notes due 2021	9,662	3.24%
US$2,250 million 3.600% notes due 2024	14,524	3.66%
US$700 million 4.500% notes due 2034	4,502	4.59%

Carrying value	51,596
Unamortized discount and debt issuance costs	130

Total principal amounts of unsecured senior notes	51,726

Schedule of future principal payments due

As of March 31, 2016, the future principal payments for the Company's unsecured senior notes will be due according to the following schedule:

Principal amounts
(in millions of RMB)
Within 1 year	—
Between 1 to 2 years	8,405
Between 2 to 3 years	—
Between 3 to 4 years	14,548
Between 4 to 5 years	—
Thereafter	28,773

51,726